Accounts Receivable and Factoring - Schedule of Accounts Receivable (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Receivables [Abstract]
Accounts Receivable				$ 8,841
Factored Accounts Receivable	26,365	14,264	14,264
Allowance for Doubtful Accounts
Accounts Receivable, net	$ 26,365	$ 14,264	$ 14,264	$ 8,841